Financing Activities Unconsolidated Joint Venture Financing Activity (Details) (USD $)							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Colonial Promenade Smyrna	Dec. 31, 2012 Colonial Promenade Smyrna	Dec. 31, 2009 Original Terms Colonial Promenade Smyrna	Nov. 30, 2006 Original Terms Colonial Promenade Smyrna	Dec. 31, 2009 Original Terms Colonial Promenade Smyrna	Dec. 31, 2012 Terms since December 2011 Colonial Promenade Smyrna	Dec. 31, 2012 Terms since December 2012 Colonial Promenade Smyrna	Dec. 31, 2012 Joint Venture partner Terms since December 2011 Financial guarantee Colonial Promenade Smyrna
Unconsolidated Joint Venture Financing Activity
Guarantor obligations, maximum exposure										$ 1,300,000
Loans payable to bank	0	0			28,300,000	34,600,000
Equity method investment, ownership percentage			50.00%
Description of variable rate basis							one-month LIBOR plus 1.20%
Receivable maturity date								Dec. 31, 2012	Dec. 31, 2013
Investment Interest Rate								5.25%	5.38%
Notes receivable, net	$ 42,399,000	$ 43,787,000		$ 24,400,000